Recently Issued and Adopted Accounting Pronouncements and Regulatory Items	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently Issued and Adopted Accounting Pronouncements and Regulatory Items	Recently Issued and Adopted Accounting Pronouncements and Regulatory Items
New Accounting guidance and regulatory items
In August 2020, the Financial Accounting Standard Board ("FASB") issued Accounting Standards Update ("ASU") No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity ("ASU 2020-06"). The Company early adopted ASU 2020-06 with a date of initial application of January 1, 2021. As a result of the adoption of ASU 2020-06, these consolidated and combined financial statements and certain disclosures herein have been retrospectively recast. Accordingly, Notes 9, 10, and 13 to these consolidated and combined financial statements have been appropriately recast to reflect this change in accounting principle. The details of the significant changes and quantitative impact of the changes are disclosed below.
ASU 2020-06 reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion model. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share ("EPS") calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The ASU is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB has specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. Prior to adoption of ASU 2020-06, under Accounting Standards Codification 470-20, Debt with Conversion and Other Options, we separately accounted for the liability and equity components of our 4.125% Convertible Senior Notes due 2025 (the “2025 Notes”), which may be settled entirely or partially in cash upon conversion, in a manner that reflected the issuer’s economic interest cost. The effect of ASC 470-20 on the accounting for the 2025 Notes is that the equity component was required to be included in the additional paid-in capital section of stockholders’ equity on our consolidated balance sheet, and the value of the equity component was treated as original issue discount for purposes of accounting for the debt component of the 2025 Notes. As a result, we were required to record a greater amount of non-cash interest expense as a result of the amortization of the discounted carrying value of the 2025 Notes to their face amount over the term of the 2025 Notes. Because the Company intends to settle in cash the principal outstanding under its 2025 Notes, we previously could elect to use the treasury stock method when calculating their potential dilutive effect, if any. ASU 2020-06 now requires the Company to use the if-converted method for EPS. See Note 10 and Note 13 for further details. ASU 2020-06 allows adoption through either a modified retrospective method or full retrospective method of transition. In applying the modified retrospective transition method, the cumulative effect of the accounting change should be recognized as an adjustment to the opening balance of retained earnings at the date of adoption. We early adopted ASU 2020-06 effective January 1, 2021 under the full retrospective method. For the full retrospective method, the cumulative effect of the accounting change was recognized as an adjustment to the balance of retained earnings, additional paid-in capital, long-term debt and deferred income taxes in the consolidated balance sheet as of December 31, 2020, the year in which the 2025 Notes were issued. Interest expense, loss from operations before income taxes, income tax benefit, and net loss and loss per share were also adjusted in the consolidated statement of operations for the year ended December 31, 2020. Noncash adjustments to reconcile net loss to cash provided by operating activities, including deferred income taxes and deferred financing fee amortization were also adjusted in the consolidated statement of cash flows for the year ended December 31, 2020.
The following tables present the impact of the adoption of ASU 2020-06 on our previously reported historical results for the periods presented:
2020 Statement of Operations Impact

(in Millions, Except Per Share Data)	Year Ended December 31, 2020
	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted
Revenue	$288.2	$—	$288.2
Costs and expenses:
Costs of sales	251.4	—	251.4
Gross margin	36.8	—	36.8
Selling, general and administrative expenses	44.6	—	44.6
Corporate allocations	—	—	—
Research and development expenses	3.7	—	3.7
Restructuring and other charges	10.7	—	10.7
Separation-related costs	(1.1)	—	(1.1)
Total costs and expenses	309.3	—	309.3
Loss from operations before loss on debt extinguishment, equity in net loss of unconsolidated affiliate, non-operating pension benefit charges, interest expense, net and income taxes	(21.1)	—	(21.1)
Loss on debt extinguishment	0.1	—	0.1
Equity in net loss of unconsolidated affiliate	0.5	—	0.5
Non-operating pension benefit charges	—	—	—
Interest expense, net	3.7	(3.4)	0.3
(Loss)/income from operations before income taxes	(25.4)	3.4	(22.0)
Income tax (benefit)/expense	(6.5)	0.8	(5.7)
Net (loss)/income	$(18.9)	$2.6	$(16.3)
Net (loss)/income per weighted average share - basic	$(0.13)	$0.02	$(0.11)
Net (loss)/income per weighted average share - diluted	$(0.13)	$0.02	$(0.11)
Weighted average common shares outstanding - basic	146.2	146.2	146.2
Weighted average common shares outstanding - diluted	146.2	146.2	146.2
2020 Balance Sheet Impact

	December 31, 2020
(in Millions, Except Share and Par Value Data)	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted
ASSETS
Current assets
Cash and cash equivalents	$11.6	$—	$11.6
Trade receivables, net of allowance of approximately $0.4	76.3	—	76.3
Inventories, net	105.6	—	105.6
Prepaid and other current assets	56.3	—	56.3
Total current assets	249.8	—	249.8
Investments	23.8	—	23.8
Property, plant and equipment, net of accumulated depreciation of $222.4	545.3	—	545.3
Deferred income taxes	13.4	—	13.4
Right of use assets - operating leases, net	16.1	—	16.1
Other assets	88.4	—	88.4
Total assets	$936.8	$—	$936.8
LIABILITIES AND EQUITY
Current liabilities
Accounts payable, trade and other	$43.9	$—	$43.9
Accrued customer rebates	0.3	—	0.3
Accrued and other liabilities	36.7	—	36.7
Operating lease liabilities - current	1.4	—	1.4
Income taxes	—	—	—
Total current liabilities	82.3	—	82.3
Long-term debt	236.7	37.9	274.6
Operating lease liabilities - long-term	14.8	—	14.8
Environmental liabilities	6.1	—	6.1
Deferred income taxes	13.9	(8.3)	5.6
Other long-term liabilities	17.2	—	17.2
Commitments and contingent liabilities (Note 15)	—	—	—
Total current and long-term liabilities	371.0	29.6	400.6
Equity
Common stock; $0.001 par value; 2 billion shares authorized in 2018; 146,461,249 shares issued; 146,361,981 outstanding	0.1	—	0.1
Capital in excess of par value of common stock	553.1	(32.2)	520.9
Retained earnings	57.7	2.6	60.3
Accumulated other comprehensive loss	(44.4)	—	(44.4)
Treasury stock, common, at cost; 99,268 shares	(0.7)	—	(0.7)
Total equity	565.8	(29.6)	536.2
Total liabilities and equity	$936.8	$—	$936.8
2020 Statement of Cash Flows Impact

(in Millions)	Year Ended December 31, 2020
	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted
Cash provided by operating activities:
Net (loss)/income	$(18.9)	$2.6	$(16.3)
Adjustments to reconcile net (loss)/income to cash provided by operating activities:
Depreciation and amortization	25.0	—	25.0
Restructuring and other charges	3.3	—	3.3
Separation-related charges	(0.3)	—	(0.3)
Deferred income taxes	(7.1)	0.8	(6.3)
Share-based compensation	4.1	—	4.1
Change in investments in trust fund securities	1.0	—	1.0
Equity method investments gain/loss	0.5	—	0.5
Loss on debt extinguishment	0.1	—	0.1
Deferred financing fee amortization	4.1	(3.4)	0.7
Loss on asset disposal	0.6	—	0.6
Changes in operating assets and liabilities:
Trade receivables, net	15.3	—	15.3
Changes in deferred compensation	0.7	—	0.7
Inventories	10.1	—	10.1
Accounts payable, trade and other	(39.8)	—	(39.8)
Income taxes	(0.9)	—	(0.9)
Change in prepaid and other current assets and other assets	(9.9)	—	(9.9)
Change in accrued and other current and long-term liabilities	18.4	—	18.4
Cash provided by operating activities	$6.3	$—	$6.3
Cash required by investing activities:
Capital expenditures	(124.0)	—	(124.0)
Investments in rabbi trust fund securities	(0.6)	—	(0.6)
Proceeds from settlement of long-term supply agreement	10.0	—	10.0
Investments in unconsolidated affiliate	(15.0)	—	(15.0)
Other investing activities	(1.5)	—	(1.5)
Cash required by investing activities	$(131.1)	$—	$(131.1)
Cash provided by financing activities:
Proceeds from Revolving Credit Facility	175.5	—	175.5
Repayments of long Revolving Credit Facility	(294.6)	—	(294.6)
Proceeds from 2025 Notes	245.8	—	245.8
Payments of financing fees	(8.4)	—	(8.4)
Proceeds from issuance of common stock	0.8	—	0.8
Cash provided by financing activities	$119.1	$—	$119.1
Effect of exchange rate changes on cash and cash equivalents	0.5	—	0.5
Decrease in cash and cash equivalents	(5.2)	—	(5.2)
Cash and cash equivalents, beginning of period	16.8	—	16.8
Cash and cash equivalents, end of period	$11.6	$—	$11.6
In April 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848). The amendments in this ASU provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. An entity may optionally elect to apply the amendments effective in the first interim period that includes or is subsequent to March 12, 2020 through December 31, 2022. The FASB also issued ASU No. 2021-01, Reference Rate Reform (Topic 848). The amendments in this ASU provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU affect the guidance in ASU No. 2020-04 and are effective for all entities as of March 12, 2020 through December 31, 2022. We are evaluating the effect the guidance will have on our consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). The amendments in this ASU simplified the accounting for income taxes by removing certain exceptions to the general principle in Topic 740. The amendments also contain improvements and clarifications of certain guidance in Topic 740. The new amendments are effective for fiscal years beginning after December 15, 2020 (i.e. a January 1, 2021 effective date), with early adoption permitted. We believe the adoption will not have a material impact on our consolidated and combined financial statements.

Recently adopted accounting guidance
In November 2019, the FASB issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments - Credit Losses ("ASU 2019-11"). The amendments in this ASU contain improvements and clarifications of certain guidance in Topic 326. We adopted the provisions of ASU 2019-11 on January 1, 2020; the adoption did not have a material impact on our consolidated and combined financial statements.
In April 2019, the FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, ("ASU 2019-04"). The amendments in this ASU affect a variety of Topics in the Codification and represent changes to clarify, correct errors in, or improve the Codification. Subsequently, in May 2019 the FASB issued ASU No. 2019-05, Financial Instruments - Credit Losses (Topic 326) Targeted Transition Relief, ("ASU 2019-05"). The amendments in this ASU provide entities with targeted transition relief that is intended to increase comparability of financial statement information for some entities that otherwise would have measured similar financial instruments using different measurement methodologies. We adopted the provisions of ASU 2019-04 and ASU 2019-05 on January 1, 2020; the adoption did not have a material impact on our consolidated and combined financial statements.
In March 2019, the FASB issued ASU No. 2019-01, Codification Improvements to Leases (Topic 842): Amendments to the FASB Accounting Standards Codification ("ASU 2019-01"). The amendments in this ASU contain improvements and clarifications of certain guidance in Topic 842. We adopted the provision of ASU 2019-01 on January 1, 2020; the adoption did not have a material impact on our consolidated and combined financial statements.
In August 2018, the FASB issued ASU No. 2018-15, Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract ("ASU 2018-15"). The amendments in ASU 2018-15 align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The new standard is effective for fiscal years beginning after December 15, 2019 (i.e. a January 1, 2020 effective date) with early adoption permitted in any interim period. We elected to early adopt ASU 2018-15 effective July 1, 2019, using the prospective transition method. The adoption did not have a material impact on our consolidated and combined financial statements.
In February 2018, the FASB issued ASU No. 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This new standard permits a company to reclassify the income tax effects of the change in the U.S federal corporate income tax rate on the gross deferred tax amounts and related valuation allowances as well as other income tax effects related to the application of the Tax Cuts and Jobs Act ("Tax Act") within accumulated other comprehensive income (“AOCI”) to retained earnings. There are also new required disclosures such as a description of the accounting policy for releasing income tax effects from AOCI as well as certain disclosures in the period of adoption if a company elects to reclassify the income tax effects. The new standard is effective for fiscal years beginning after December 15, 2018 (i.e. a January 1, 2019 effective date), and interim periods within those fiscal years. The adoption did not have a material impact on our consolidated and combined financial statements.
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815). This ASU amends and simplifies existing hedge accounting guidance and allows for more hedging strategies to be eligible for hedge accounting. In addition, the ASU amends disclosure requirements and how hedge effectiveness is assessed. The new standard is effective for fiscal years beginning after December 15, 2018 (i.e. a January 1, 2019 effective date), with early adoption permitted in any interim period after issuance of this ASU. The adoption did not have a material impact on our consolidated and combined financial statements.
In February 2016, the FASB issued its new lease accounting guidance in ASU No. 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize for all leases (with the exception of short-term leases) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e. a January 1, 2019 effective date). Our total assets and total liabilities increased approximately $16 million in the period of adoption, however, the adoption did not have a material impact on our results of operations or cash flows.